Reinsurance (Tables)	12 Months Ended
Dec. 31, 2012
Reinsurance
Schedule of reinsurance recoverables

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance as of December 31:

	2012	2011
Ceded future policyholder benefits and expenses	$1,548,052	$1,600,007
Ceded unearned premium	18,485	19,856
Ceded claims and benefits payable	222,575	190,250
Ceded paid losses	14,293	9,954
Total	$1,803,405	$1,820,067

Schedule of reinsurance recoverable grouped by A.M. Best rating

The following table provides the reinsurance recoverable as of December 31, 2012 grouped by A.M. Best rating:

A. M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$876,423	$18,272	$211,802	$424	$1,106,921
A or A–	633,326	49	7,872	21	641,268
B++ or B+	37,989	164	92	0	38,245
Not rated	314	0	2,809	13,848	16,971
Reinsurance recoverable	$1,548,052	$18,485	$222,575	$14,293	$1,803,405

Schedule of effect of reinsurance on premiums earned and benefits incurred

	Years ended December 31,
	2012			2011			2010
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned premiums and other considerations	$212,727	$807,270	$1,019,997	$213,074	$835,861	$1,048,935	$228,876	$853,599	$1,082,475
Assumed premiums	11,983	146,130	158,113	12,093	181,799	193,892	7,159	218,074	225,233
Ceded premiums	(175,042)	(14,860)	(189,902)	(176,115)	(13,530)	(189,645)	(179,703)	(11,758)	(191,461)
Net earned premiums and other considerations	$49,668	$938,540	$988,208	$49,052	$1,004,130	$1,053,182	$56,332	$1,059,915	$1,116,247
Direct policyholder benefits	$344,022	$523,790	$867,812	$459,153	$558,545	$1,017,698	$719,071	$557,884	$1,276,955
Assumed policyholder benefits	24,519	133,285	157,804	27,198	171,506	198,704	21,031	198,254	219,285
Ceded policyholder benefits	(297,768)	(7,212)	(304,980)	(404,044)	(6,776)	(410,820)	(656,716)	(5,375)	(662,091)
Net policyholder benefits	$70,773	$649,863	$720,636	$82,307	$723,275	$805,582	$83,386	$750,763	$834,149